Bank borrowings - Maturity of bank borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Maturity of bank borrowings
Within 1 year	$ 3,557,000
Between 1 to 2 years	4,197,000
Between 2 to 3 years	34,216,000
Long-term Debt, Total	$ 41,970,000	¥ 295,000,000	$ 27,823,000	¥ 200,000,000